Financial Risk Management - Maturity analysis of contract obligation for the construction of the X and F class vessels (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Financial Risk Management
Total obligations		€ 1,385		€ 962
USD
Financial Risk Management
Total obligations	$ 1,341	1,211	$ 816	775
EUR
Financial Risk Management
Total obligations		174		187
Less than 1 year
Financial Risk Management
Total obligations		365		13
Less than 1 year | USD
Financial Risk Management
Total obligations	328	296
Less than 1 year | EUR
Financial Risk Management
Total obligations		69		13
Between 1 and 2 years
Financial Risk Management
Total obligations		851		256
Between 1 and 2 years | USD
Financial Risk Management
Total obligations	833	752	197	187
Between 1 and 2 years | EUR
Financial Risk Management
Total obligations		99		69
Between 2 and 5 years
Financial Risk Management
Total obligations		169		693
Between 2 and 5 years | USD
Financial Risk Management
Total obligations	$ 180	163	$ 619	588
Between 2 and 5 years | EUR
Financial Risk Management
Total obligations		€ 6		€ 105